Offerings	Mar. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	2,356,879
Proposed Maximum Offering Price per Unit	38.61
Maximum Aggregate Offering Price	$ 90,999,098.19
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,566.98
Offering Note	(1) Represents additional shares of Common Stock to be registered and available for grant under the Registrant's 2019 Equity Incentive Plan (the "2019 Plan") resulting from the annual automatic increase in shares available for issuance under the 2019 Plan pursuant to the provision of the 2019 Plan providing for an annual automatic increase in the number of shares reserved for issuance under the 2019 Plan. (2) Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of Common Stock as reported on The Nasdaq Stock Market LLC ("Nasdaq") on March 11, 2026, which date is within five business days prior to the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	589,219
Proposed Maximum Offering Price per Unit	32.82
Maximum Aggregate Offering Price	$ 19,338,167.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,670.60
Offering Note	(1) Represents additional shares of Common Stock to be registered and available for grant under the Registrant's 2019 Employee Stock Purchase Plan (the "Purchase Plan") resulting from the annual automatic increase in shares available for issuance under the Purchase Plan pursuant to the provision of the Purchase Plan providing for an annual automatic increase in the number of shares reserved for issuance under the Purchase Plan. (2) Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of Common Stock as reported on Nasdaq on March 11, 2026, which date is within five business days prior to the filing of this Registration Statement, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the Purchase Plan.